Day Hagan Hedged Strategy Fund

Class A: DHJAX Class C: DHJCX Class I: DHJIX

September 28, 2017

The information in this Supplement amends certain information contained in the Fund’s Prospectus dated January 27, 2017.

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Effective immediately, the following sentence is added to the section of the Fund’s Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES – Dividends and Distributions”:

“The Hedged Strategy Fund intends to make quarterly dividend distributions.”

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated January 27, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 877-329-4246 (877-DAY-HAGN) or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.